Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Property and equipment
Property and equipment, gross	$ 722,100	$ 663,100
Accumulated depreciation and amortization	(440,100)	(392,400)
Property and equipment, net	281,979	270,672
Depreciation expense	69,100	70,700	$ 77,100
Amortization of capitalized software costs	7,300	6,400	6,200
Unamortized capitalized software costs	$ 39,900	29,600	$ 24,100
Minimum
Property and equipment
Useful Lives	3 years
Maximum
Property and equipment
Useful Lives	10 years
Parent
Property and equipment
Property and equipment, net	$ 53,600	42,300
Land, Buildings and Improvements [Member]
Property and equipment
Property and equipment, gross	$ 11,500	4,400
Useful Lives	27 years
Leasehold Improvements [Member]
Property and equipment
Property and equipment, gross	$ 299,700	289,900
Leasehold Improvements [Member] | Minimum
Property and equipment
Useful Lives	2 years
Leasehold Improvements [Member] | Maximum
Property and equipment
Useful Lives	12 years
Computer Equipment [Member]
Property and equipment
Property and equipment, gross	$ 302,600	257,000
Computer Equipment [Member] | Minimum
Property and equipment
Useful Lives	3 years
Computer Equipment [Member] | Maximum
Property and equipment
Useful Lives	10 years
Furniture and Fixtures [Member]
Property and equipment
Property and equipment, gross	$ 101,500	106,400
Furniture and Fixtures [Member] | Minimum
Property and equipment
Useful Lives	5 years
Furniture and Fixtures [Member] | Maximum
Property and equipment
Useful Lives	10 years
Automobiles [Member]
Property and equipment
Property and equipment, gross	$ 6,800	$ 5,400
Automobiles [Member] | Minimum
Property and equipment
Useful Lives	3 years
Automobiles [Member] | Maximum
Property and equipment
Useful Lives	10 years